Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

September 19, 2013

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Income Trust

(filing relates to Western Asset Short Duration High Income Fund (the “Fund”))

(File Nos. 2-96408 and 811-04254)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Income Trust, a Maryland statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 231 to the registration statement for the Trust (the “Amendment”) relating to the Fund, on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act to reflect the changes to the principal investment strategies of the Fund and to register Class IS shares of the Fund. The Amendment is to be effective 60 days after the filing thereof.

Please call Barry Hurwitz at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,

/s/ Barry Hurwitz

Barry Hurwitz